Share-Based Compensation	3 Months Ended
Mar. 31, 2024
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation

(17)    Share-Based Compensation

We currently maintain the 2023 Equity Incentive Plan (the “2023 Plan”), which our Board of Directors and stockholders approved in connection with the Business Combination, for purposes of granting equity-based incentive awards to our employees and consultants, including our executive officers and directors. Prior to the Business Combination, TriSalus granted equity incentive awards under the 2009 Amended and Restated Equity Incentive Plan (the “2009 Plan”). The 2009 Plan will not be used following the Business Combination. However, any awards granted under the 2009 Plan remain subject to the terms of the 2009 Plan and the applicable award agreement. Historically, we have used options as an incentive for long-term compensation to our executive officers because options allow our executive officers to realize value from this form of equity compensation only if the value of the underlying equity securities increase relative to the option’s exercise price, which exercise price is set at the fair market value of the underlying equity securities on the grant date.

The 2009 Plan and the 2023 Plan are administered by our chief executive officer and chief financial officer, who act on the recommendation of managers of the Company to select the individuals to whom the awards will be granted and to determine the amount and vesting period for the grants. All grants are subject to approval by the board of directors.

As of March 31, 2024, the balances under the two plans are below.

	March 31, 2024
	Authorized	Outstanding	Available for Issue
2009 Plan	1,570,793	1,570,793	—
2023 Plan	7,970,702	3,874,053	4,096,649
Total	9,541,495	5,444,846	4,096,649

2009 Equity Incentive Plan

As of March 31, 2024, there were in total 1,506,620 stock options and 64,173 RSUs issued and outstanding under the 2009 Plan. Stock options were granted with an exercise price equal to the estimated fair value of the stock at the date of grant. Prior to the Business Combination, the fair value was determined by a third-party valuation performed in accordance with IRS Section 409A. No awards have been granted subsequent to the Business Combination, as the 2009 Plan was frozen and replaced by the 2023 Plan (see below). Options generally have a ten-year contractual term and typically have graded vesting over one to four years.

As of March 31, 2024, we had unrecognized compensation expense of $836 and $554, respectively, for options and RSUs granted under the 2009 Plan. The March 31, 2024, balance will be recognized over a weighted average period of 1.6 years.

2023 Equity Incentive Plan

Under the 2023 Plan, the Company’s Board may grant equity-based incentive awards to employees, consultants and other service providers of the Company and its affiliates within the meaning of Section 422 of the Internal Revenue Code of 1986, as amended. Initially, 5,585,008 shares were authorized under the 2023 Plan. In addition, the share reserve will automatically increase on January 1 of each year for a period of 10 years, commencing on January 1, 2024, and ending on January 1, 2033, in an amount equal to (1) five percent of the total number of shares of the fully diluted Common Stock determined on December 31 of the preceding year, or (2) a lesser number of shares of Common Stock determined by our Board prior to January 1 of a given year. On January 1, 2024, the authorized shares under the 2023 Plan increased by 2,419,316 shares to 8,004,324. During the three months ended March 31, 2024, we granted 1,316,093 options with a weighted average fair value of $5.36, and 498,255 restricted stock units with a weighted average fair value of $9.46.

As of March 31, 2024, we had unrecognized compensation expense of $12,852 and $4,547, respectively, for options and RSUs granted under the 2023 Plan. The balance at March 31, 2024, will be recognized over a weighted average period of 3.5 years.

Our Board, or a duly authorized committee thereof, administers the 2023 Plan. Our Board may also delegate to one or more of our officers the authority to, among other things, (1) designate employees (other than officers) to receive specified stock awards and (2) determine the number of shares subject to such stock awards. Under the 2023 Plan, the Board has the authority to determine award recipients, grant dates, the numbers and types of stock awards to be granted, the applicable fair market value and exercise price, and the provisions of each stock award, including the exercise period and the vesting schedule applicable to a stock award, subject to the limitations of the 2023 Plan.

Stock options are granted with an exercise price no less than 100% of the estimated fair value of a share of Common Stock at the date of grant.

Employee Stock Purchase Plan

We maintain an Employee Stock Purchase Plan (“ESPP”), which provides our eligible employees with an opportunity to purchase shares of Common Stock, to assist us in retaining the services of eligible employees, to secure and retain the services of new employees and to provide incentives for such persons to exert maximum efforts for our success. The ESPP became active in 2024. There are 2,350,530 shares of Common Stock reserved for issuance under the ESPP. The number of shares of Common Stock reserved for issuance under the ESPP will automatically increase on January 1 of each year for a period of up to ten years, beginning on January 1, 2024, and continuing through and including January 1, 2033, by an amount equal to the lesser of (a) two percent (2%) of the total number of shares of the Fully Diluted Common Stock determined on December 31 of the preceding year, and (b) 200% of the Initial Share Reserve. On January 1, 2024, the authorized shares under ESPP increased by 954,278 shares to 2,350,530.